Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
OPERATING ACTIVITIES
Net income (loss)	$ (20,348)	$ 8,967
Items not affecting cash and other items:
Equity compensation	3,884	97
Depreciation	165	196
Loss/(gain) on financial instruments measured at fair value	5,750	(32,545)
Other items	0	513
Changes in working capital items:
Decrease in receivables, prepaids and deposits	3,915	1,301
Increase/(decrease) in accounts payable, accrued liabilities and other liabilities	3,194	(12,290)
Net cash used in operating activities	(3,440)	(33,761)
INVESTING ACTIVITIES
Additions to property, plant and equipment	(112,097)	(115,398)
Additions to exploration and evaluation assets	(202)	(347)
Net cash used in investing activities	(112,299)	(115,745)
FINANCING ACTIVITIES
Proceeds from public offering	275,000	0
Share issuance costs related to public offering	(12,854)	0
Net former parent investment - capital contributions	0	46,189
Gross proceeds from GM transaction	0	320,148
Payment of expenses related to the GM transaction	0	(15,217)
Lease payments	(760)	(560)
Deferred financing costs	0	(1,191)
Net cash provided by financing activities	261,386	349,369
CHANGE IN CASH AND CASH EQUIVALENTS	145,647	199,863
CASH AND CASH EQUIVALENTS - BEGINNING OF THE PERIOD	195,516	636
CASH AND CASH EQUIVALENTS - END OF THE PERIOD	$ 341,163	$ 200,499